Pension Liabilities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 employee	Dec. 31, 2011
Pension Liabilities, Net [Abstract]
Number of participants	139
Number of retired plan participants	133
Benefit obligation, discount rate	4.20%	3.80%
Net periodic benefit cost, discount rate	4.20%
Actuarial gain	$ 158	$ 325